PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
NOTE 5.	PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	December 31,
	2019	2018
Leasehold improvements	$646,280	$646,280
Furniture and equipment	1,317,634	1,071,457

	1,963,914	1,717,737
Accumulated depreciation	(874,089)	(887,004)

	$1,089,825	$830,733

Leases

During 2019 and 2018, the Company leased its main office banking facility under a noncancelable operating lease agreement.

Rental expense amounted to $303,851 and $293,825 for the years ended December 31, 2019 and 2018, respectively.

At the end of 2017, the Company relocated its main office banking facility. The lease agreement for the old facility was terminated effective December 31, 2017. The lease for the new facility commenced January 1, 2018 and has a term of seventy months.

Future minimum lease commitments on noncancelable operating leases, excluding any renewal options, are summarized as follows:

2020	$344,370
2021	345,253
2022	338,448
2023	289,796

$1,317,867